Schedule of property, plant and equipment (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		$ 673,135
Balance at April 30, 2025	$ 463,884	605,554		$ 673,135
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024	939,385	1,226,275	$ 979,787	1,279,015
Additions	14,917	19,472	24,039	31,381
Write-off	(13,253)	(17,300)	(64,441)	(84,121)
Disposal	(23,594)	(30,800)
Balance at April 30, 2025	917,455	1,197,647	939,385	1,226,275
Gross carrying amount [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		680,000		680,000
Additions
Write-off
Disposal
Balance at April 30, 2025		680,000		680,000
Gross carrying amount [member] | Renovation member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		123,360		152,660
Additions
Write-off				(29,300)
Disposal
Balance at April 30, 2025		123,360		123,360
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		46,421		20,440
Additions				25,981
Write-off
Disposal
Balance at April 30, 2025		46,421		46,421
Gross carrying amount [member] | Computer [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		7,153		14,633
Additions
Write-off				(7,480)
Disposal
Balance at April 30, 2025		7,153		7,153
Gross carrying amount [member] | Office Equipments [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		203,377		207,318
Additions		19,077		5,400
Write-off		(17,300)		(9,341)
Disposal
Balance at April 30, 2025		205,154		203,377
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		77,556		115,556
Additions		395
Write-off				(38,000)
Disposal
Balance at April 30, 2025		77,951		77,556
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		83,600		83,600
Additions
Write-off
Disposal		(30,800)
Balance at April 30, 2025		52,800		83,600
Gross carrying amount [member] | Testing Equipment [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		4,808		4,808
Additions
Write-off
Disposal
Balance at April 30, 2025		4,808		4,808
Accumulated Depreciation [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024	423,732	553,140	409,278	534,271
Write-off	(13,253)	(17,300)	(64,441)	(84,121)
Depreciation	65,638	85,684	78,895	102,990
Disposal	(22,546)	(29,431)
Balance at April 30, 2025	453,571	592,093	423,732	553,140
Accumulated Depreciation [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		90,998		71,144
Write-off
Depreciation		19,854		19,854
Disposal
Balance at April 30, 2025		110,852		90,998
Accumulated Depreciation [member] | Renovation member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		108,135		112,763
Write-off				(29,300)
Depreciation		15,225		24,672
Disposal
Balance at April 30, 2025		123,360		108,135
Accumulated Depreciation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		25,451		17,032
Write-off
Depreciation		20,970		8,419
Disposal
Balance at April 30, 2025		46,421		25,451
Accumulated Depreciation [member] | Computer [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		7,153		12,639
Write-off				(7,480)
Depreciation				1,994
Disposal
Balance at April 30, 2025		7,153		7,153
Accumulated Depreciation [member] | Office Equipments [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		193,119		188,854
Write-off		(17,300)		(9,341)
Depreciation		10,088		13,606
Disposal
Balance at April 30, 2025		185,907		193,119
Accumulated Depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		67,647		90,137
Write-off				(38,000)
Depreciation		9,310		15,510
Disposal
Balance at April 30, 2025		76,957		67,647
Accumulated Depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		55,829		37,397
Write-off
Depreciation		10,237		18,432
Disposal		(29,431)
Balance at April 30, 2025		36,635		55,829
Accumulated Depreciation [member] | Testing Equipment [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		4,808		4,305
Write-off
Depreciation				503
Disposal
Balance at April 30, 2025		4,808		4,808
Carrying Amounts [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024	515,653	673,135
Balance at April 30, 2025	$ 463,884	605,554	$ 515,653	673,135
Carrying Amounts [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		589,002
Balance at April 30, 2025		569,148		589,002
Carrying Amounts [member] | Renovation member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		15,225
Balance at April 30, 2025				15,225
Carrying Amounts [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		20,970
Balance at April 30, 2025				20,970
Carrying Amounts [member] | Computer [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024
Balance at April 30, 2025
Carrying Amounts [member] | Office Equipments [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		10,258
Balance at April 30, 2025		19,247		10,258
Carrying Amounts [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		9,909
Balance at April 30, 2025		994		9,909
Carrying Amounts [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024		27,771
Balance at April 30, 2025		16,165		27,771
Carrying Amounts [member] | Testing Equipment [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2024
Balance at April 30, 2025